Prepaid expenses - Summary of Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 1,393,537	R$ 89,684
Current prepayments	283,183	56,605
Non-current prepayments	1,110,354	33,079
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	1,314,771	49,233
Marketing expenses
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	28,056	9,678
Services paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	6,245	2,043
Other expenses paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 44,465	R$ 28,730